Other Comprehensive Income Loss (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive income (loss)

	Predecessor
	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2010	$(1.7)	$(30.8)	$(32.5)
2010 change	(0.1)	(8.9)	(9.0)

Balance at December 31, 2010	(1.8)	(39.7)	(41.5)
2011 change	0.7	0.1	0.8

Balance at January 25, 2011	$(1.1)	$(39.6)	$(40.7)

	Successor
	Foreign Currency Adjustment	Pension and OPEB Liability	Total Accumulated Other Comprehensive Income (Loss)
Balance at November 26, 2010	$—	$—	$—
2010 change	—	—	—

Balance at December 31, 2010	—	—	—
2011 change	(4.7)	(29.8)	(34.5)

Balance at December 31, 2011	(4.7)	(29.8)	(34.5)
2012 change	1.9	(11.0)	(9.1)

Balance at December 31, 2012	$(2.8)	$(40.8)	$(43.6)